Condensed financial statements of the Company (Condensed balance sheet parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2014	Feb. 23, 2012
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	185,912,753	173,912,753
Ordinary shares, shares outstanding	181,218,545	173,912,753
Treasury stock, shares	4,694,208
Parent Company [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	185,912,753	173,912,753
Ordinary shares, shares outstanding	181,218,545	173,912,753